Schedule of Investments (unaudited) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 1.38%, 07/15/26 (Call 10/15/20), (3 mo. LIBOR US + 1.100%)(a)(b)	$3,677	$3,650,270
Ally Auto Receivables Trust, Series 2017-4, Class A3, 1.75%, 12/15/21 (Call 03/15/21)	1,204	1,205,821
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.45%, 07/15/29 (Call 10/15/20), (3 mo. LIBOR US + 1.170%)(a)(b)	9,000	8,893,170
ALM XVII Ltd., Series 2015-17A, Class A1AR, 1.21%, 01/15/28 (Call 10/15/20), (3 mo. LIBOR US + 0.930%)(a)(b)	22,500	22,175,804
American Express Credit Account Master Trust, Series 2018-9, Class A, 0.55%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	17,650	17,695,368
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 03/18/22 (Call 02/18/22)	331	330,782
Series 2018-3, Class A2A, 3.11%, 01/18/22	0	—
Series 2019-1, Class A2A, 2.93%, 06/20/22 (Call 05/18/23)	6,862	6,888,354
Series 2020-1, Class A2B, 0.54%, 03/20/23 (Call 12/18/23), (1 mo. LIBOR US + 0.350%)(b)	8,000	8,001,370
AmeriCredit Automobile Receivables Trust 2020-2, Series 2020-2, Class A2B, 0.53%, 12/18/23 (Call 03/18/24), (1 mo. LIBOR US + 0.350%)(b)	9,750	9,751,837
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 1.30%, 01/28/31 (Call 10/28/20), (3 mo. LIBOR US + 1.050%)(a)(b)	2,500	2,441,287
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 1.34%, 01/28/31 (Call 04/28/21), (3 mo. LIBOR US + 1.090%)(a)(b)	10,740	10,488,152
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, 1.25%, 07/28/28 (Call 10/28/20), (3 mo. LIBOR US + 1.000%)(a)(b)	6,305	6,223,859
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, 1.46%, 04/17/26 (Call 10/17/20), (3 mo. LIBOR US + 1.190%)(a)(b)	714	712,151
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 1.22%, 11/17/27 (Call 08/17/20), (3 mo. LIBOR US + 0.830%)(a)(b)	14,048	13,864,608
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 1.34%, 04/25/26 (Call 10/25/20), (3 mo. LIBOR US + 1.100%)(a)(b)	1,555	1,548,886
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, 0.49%, 05/15/23, (1 mo. LIBOR US + 0.320%)(a)(b)	21,060	20,982,282
BMW Vehicle Owner Trust
Series 2019-A, Class A2, 2.05%, 05/25/22 (Call 05/25/23)	11,971	12,041,415
Series 2020-A, Class A2, 0.39%, 02/27/23 (Call 03/25/24)	32,740	32,748,326
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 1.16%, 01/18/29 (Call 10/18/20), (3 mo. LIBOR US + 0.890%)(a)(b)	4,584	4,434,877
CarMax Auto Owner Trust, Series 2020-3, Class A2B, 0.41%, 06/15/23 (Call 06/15/24), (1 mo. LIBOR US + 0.250%)(b)	5,410	5,410,045

Security	Par (000)	Value
Catamaran CLO Ltd., Series 2015-1A, Class AR, 1.16%, 04/22/27 (Call 10/22/20), (3 mo. LIBOR US + 0.900%)(a)(b)	$2,260	$2,215,763
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 1.54%, 06/09/30 (Call 09/09/20), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	7,898,598
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, 1.36%, 10/20/28 (Call 10/20/20), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	20,224,580
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 0.83%, 08/16/32, (1 mo. LIBOR US + 0.650%)(a)(b)	13,350	13,350,000
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.29%, 04/15/30 (Call 04/15/21), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	17,000	16,569,900
Series 2017-2A, Class A, 1.51%, 04/20/30 (Call 10/20/20), (3 mo. LIBOR US + 1.240%)(a)(b)	6,375	6,304,542
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 0.80%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	40,505	40,804,381
CNH Equipment Trust
Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 06/15/21)	5,143	5,168,839
Series 2019-A, Class A2, 2.96%, 05/16/22 (Call 01/15/23)	3,055	3,067,960
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(a)	6,210	6,370,549
Drive Auto Receivables Trust
Series 2019-2, Class A3, 3.04%, 03/15/23 (Call 05/15/22)	6,903	6,925,717
Series 2019-4, Class A3, 2.16%, 05/15/23 (Call 11/15/22)	8,200	8,269,399
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, 1.41%, 07/20/29 (Call 10/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	20,000	19,732,808
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 1.18%, 04/15/29 (Call 10/15/20), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,018,729
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 1.44%, 01/15/28 (Call 10/15/20), (3 mo. LIBOR US + 1.160%)(a)(b)	6,000	5,921,315
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 05/22/23(a)	591	591,815
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.03%, 10/15/22 (Call 10/15/23)	5,101	5,122,142
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 03/15/24	26,550	27,435,350
Ford Credit Floorplan Master Owner Trust A
Series 2017-2, Class A1, 2.16%, 09/15/22	14,518	14,542,808
Series 2019-3, Class A2, 0.77%, 09/15/24, (1 mo. LIBOR US + 0.600%)(b)	59,321	59,156,906
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.81%, 12/16/22 (Call 03/16/22)	3,523	3,574,800
Series 2020-1, Class A3, 1.84%, 09/16/24 (Call 08/16/23)	10,000	10,244,737
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 1.38%, 10/29/29 (Call 10/29/20), (3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,433,516
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 1.32%, 07/25/27 (Call 10/25/20), (3 mo. LIBOR US + 1.080%)(a)(b)	9,096	8,972,296

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

HPS Loan Management 10-2016 Ltd., Series 10A-16, Class A1R, 1.41%, 01/20/28 (Call 10/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	$16,850	$16,474,843
Hyundai Auto Receivables Trust, Series 2020-B, Class A2, 0.38%, 03/15/23 (Call 07/15/24)	23,925	23,941,805
John Deere Owner Trust
Series 2017-B, Class A3, 1.82%, 10/15/21 (Call 01/15/21)	915	916,463
Series 2020-B, Class A2, 0.41%, 03/15/23 (Call 02/15/24)	20,690	20,699,404
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 1.30%, 05/15/28 (Call 08/15/20), (1 mo. LIBOR US + 1.130%)(a)(b)	8,453	8,368,385
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, 1.49%, 01/20/29 (Call 10/20/20), (3 mo. LIBOR US + 1.220%)(a)(b)	6,250	6,143,254
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 1.22%, 04/19/30 (Call 10/19/20), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,898,995
Marathon CRE Ltd., Series 2018-FL1, Class A, 1.32%, 06/15/28 (Call 08/15/20), (1 mo. LIBOR US + 1.150%)(a)(b)	18,910	18,627,205
Mercedes-Benz Master Owner Trust
Series 2018-BA, Class A, 0.51%, 05/15/23, (1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,818,316
Series 2019-AA, Class A, 0.52%, 05/15/23, (1 mo. LIBOR US + 0.350%)(a)(b)	1,890	1,890,424
Navient Private Education Loan Trust, Series 2017-A, Class A2B, 1.07%, 12/16/58 (Call 04/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	1,450	1,442,474
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A1, 3.01%, 06/16/42 (Call 12/15/25)(a)	1,021	1,022,595
Series 2018-DA, Class A1, 0.47%, 12/15/59 (Call 02/15/29), (1 mo. LIBOR US + 0.300%)(a)(b)	886	886,073
Series 2019-A, Class A1, 3.03%, 01/15/43 (Call 11/15/26)(a)	254	254,744
Series 2019-FA, Class A1, 2.18%, 08/15/68 (Call 03/15/28)(a)	20,616	20,721,228
Series 2020-A, Class A1, 0.52%, 11/15/68 (Call 05/15/29), (1 mo. LIBOR US + 0.350%)(a)(b)	10,266	10,233,145
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.75%, 10/15/21 (Call 08/15/21)	2,445	2,451,532
Nissan Master Owner Trust Receivables
Series 2017-C, Class A, 0.49%, 10/17/22, (1 mo. LIBOR US + 0.320%)(b)	19,405	19,400,459
Series 2019-A, Class A, 0.73%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	23,950	23,935,642
Series 2019-B, Class A, 0.60%, 11/15/23, (1 mo. LIBOR US + 0.430%)(b)	24,000	23,983,301
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 1.47%, 02/15/36 (Call 03/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,190,767
OCP CLO Ltd., Series 2016-12A, Class A1R, 1.39%, 10/18/28 (Call 10/18/20), (3 mo. LIBOR US + 1.120%)(a)(b)	21,095	20,844,296
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,730,394
OZLM XIV Ltd., Series 2015-14A, Class A1AR, 1.44%, 01/15/29 (Call 10/15/20), (3 mo. LIBOR US + 1.160%)(a)(b)	10,035	9,927,325

Security	Par (000)	Value

Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 1.29%, 11/15/26 (Call 08/15/20), (3 mo. LIBOR US + 0.900%)(a)(b)	$8,113	$7,969,601
Series 2018-5A, Class A1, 1.12%, 01/20/27 (Call 10/20/20), (3 mo. LIBOR US + 0.850%)(a)(b)	12,808	12,533,420
PFS Financing Corp.
Series 2019-A, Class A1, 0.72%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	39,887,824
Series 2019-B, Class A, 0.72%, 09/15/23, (1 mo. LIBOR US + 0.550%)(a)(b)	14,650	14,589,162
Regatta VI Funding Ltd., Series 2016-1A, Class AR, 1.35%, 07/20/28 (Call 10/20/20), (3 mo. LIBOR US + 1.080%)(a)(b)	15,130	14,964,995
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2B, 0.53%, 05/15/23 (Call 06/15/24), (1 mo. LIBOR US + 0.350%)(b)	8,000	8,002,670
Santander Retail Auto Lease Trust, Series 2019-B, Class A2B, 0.55%, 04/20/22 (Call 11/20/22), (1 mo. LIBOR US + 0.360%)(a)(b)	10,958	10,960,776
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 0.71%, 06/15/33 (Call 12/15/21), (3 mo. LIBOR US + 0.400%)(b)	5,908	5,726,649
Series 2004-B, Class A3, 0.64%, 03/15/24 (Call 06/15/24), (3 mo. LIBOR US + 0.330%)(b)	10,053	9,923,604
Series 2005-A, Class A3, 0.51%, 06/15/23 (Call 09/15/27), (3 mo. LIBOR US + 0.200%)(b)	460	459,426
Series 2005-A, Class A4, 0.62%, 12/15/38 (Call 09/15/27), (3 mo. LIBOR US + 0.310%)(b)	10,500	10,013,177
Series 2005-B, Class A4, 0.64%, 06/15/39 (Call 12/15/26), (3 mo. LIBOR US + 0.330%)(b)	7,495	7,062,321
Series 2006-A, Class A5, 0.60%, 06/15/39 (Call 06/15/28), (3 mo. LIBOR US + 0.290%)(b)	16,235	14,895,882
Series 2006-B, Class A5, 0.58%, 12/15/39 (Call 09/15/27), (3 mo. LIBOR US + 0.270%)(b)	11,558	10,725,418
SLM Student Loan Trust, Series 2011-2, Class A1, 0.77%, 11/25/27 (Call 01/25/32), (1 mo. LIBOR US + 0.600%)(b)	173	172,766
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 08/15/27)(a)	4,548	4,572,555
Series 2017-A, Class A2B, 1.07%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	20,287	20,020,296
Series 2019-A, Class A1, 0.52%, 02/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	3,160	3,157,214
Series 2020-A, Class A1, 0.47%, 03/15/27, (1 mo. LIBOR US + 0.300%)(a)(b)	9,957	9,907,429
SoFi Professional Loan Program LLC
Series 16-C, Class A1, 1.27%, 10/27/36 (Call 12/25/23), (1 mo. LIBOR US + 1.100%)(a)(b)	1,273	1,271,706
Series 2015-B, Class A1, 1.22%, 04/25/35 (Call 05/25/21), (1 mo. LIBOR US + 1.050%)(a)(b)	1,199	1,199,134
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 1.41%, 01/23/28 (Call 10/23/20), (3 mo. LIBOR US + 1.150%)(a)(b)	2,400	2,368,000
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR, 1.43%, 10/13/29 (Call 10/13/20), (3 mo. LIBOR US + 1.160%)(a)(b)	5,235	5,159,255
Tesla Auto Lease Trust, 1.10%, 05/22/23	8,100	8,099,434
TICP CLO I Ltd., Series 2015-1A, Class AR, 1.07%, 07/20/27 (Call 10/20/20), (3 mo. LIBOR US + 0.800%)(a)(b)	3,420	3,387,586

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TICP CLO VI Ltd., Series 2016-6A, Class AR, 1.48%, 01/15/29 (Call 10/15/20), (3 mo. LIBOR US + 1.200%)(a)(b)	$6,380	$6,328,549
Verizon Owner Trust, Series 2020-A, Class A1B, 0.46%, 07/22/24 (Call 03/20/23), (1 mo. LIBOR US + 0.270%)(b)	9,290	9,268,042
Volvo Financial Equipment LLC, Series 2019-1A, Class A2, 2.90%, 11/15/21 (Call 10/15/22)(a)	5,232	5,252,186
VOYA CLO, Series 2017-2A, Class A1, 1.49%, 06/07/30 (Call 10/15/20), (3 mo. LIBOR US + 1.210%)(a)(b)	5,330	5,206,504
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 02/15/23 (Call 04/15/23)(a)	13,303	13,412,175

Total Asset-Backed Securities — 18.2% (Cost: $1,051,864,980)		1,045,706,939

Certificates of Deposit

Barclays Bank PLC, 0.75%, 07/30/21, (3 mo. LIBOR US + 0.480%)(b)	20,000	19,999,998
MUFG Bank Ltd., 0.74%, 01/25/21, (3 mo. LIBOR US + 0.500%)(b)	15,000	15,028,962
Sumitomo Mitsui Banking Corp./New York, 0.70%, 07/15/22	30,000	29,987,101
Toronto-Dominion Bank/NY, 0.43%, 08/03/21	20,000	20,019,930

Total Certificates of Deposit — 1.5% (Cost: $84,996,441)		85,035,991

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.5%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 1.05%, 09/15/34, (1 mo. LIBOR US + 0.880%)(a)(b)	12,100	12,035,828
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(a)	11,835	11,909,706
AREIT Trust, Series 2019-CRE3, Class A, 1.20%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	30,000	28,864,197
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.02%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	19,220	18,496,911
Bancorp Commercial Mortgage Trust
Series 2018-CRE4, Class A, 1.07%, 09/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	2,636	2,543,889
Series 2019-CRE5, Class A, 1.17%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	9,480	9,181,357
BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.13%, 11/25/34, (1 mo. LIBOR US + 0.956%)(a)(b)	11,305	10,993,920
BBCMS Trust
Series 2018-TYSN, Class A2, 3.76%, 09/05/32(a)	13,495	13,450,176
Series 2019-CLP, Class A, 0.86%, 12/15/31, (1 mo. LIBOR US + 0.685%)(a)(b)	9,727	9,618,442
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, 0.85%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	22,899,949
Series 2018-IND, Class A, 0.92%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	21,455	21,334,561
BX Trust, Series 2019-CALM, Class A, 1.05%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	6,798	6,690,761

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.96%, 07/15/32, (1 mo. LIBOR US + 0.790%)(a)(b)	$12,150	$12,123,670
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.07%, 07/25/49 (Call 12/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	4,687	4,653,666
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47	3,772	3,807,872
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28(a)	7,695	7,311,253
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 0.82%, 03/10/46, (1 mo. LIBOR US + 0.630%)(a)(b)	788	787,873
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(a)	10,605	10,659,621
Gosforth Funding PLC, Series 2018-1A, Class A1, 0.81%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	5,842	5,833,352
GPMT Ltd., Series 2018-FL1, Class A, 1.08%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	1,500	1,472,019
GS Mortgage Securities Corp. Trust, Series 2019-SOHO, Class A, 1.09%, 06/15/36, (1 mo. LIBOR US + 0.900%)(a)(b)	19,046	18,712,533
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class A, 1.17%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	1,911	1,854,935
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 0.97%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,437,403
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)	14,480	14,729,104
Series 2017-CLS, Class A, 0.87%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	14,512	14,426,122
Series 2018-BOP, Class A, 1.02%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,609	6,443,866
Series 2018-SUN, Class A, 1.07%, 07/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	19,045	18,318,919
Series 2019-AGLN, Class A, 1.12%, 03/15/34, (1 mo. LIBOR US + 0.950%)(a)(b)	8,247	7,947,523
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 0.92%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	7,650	7,174,101
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1.94%, 06/15/33, (1 mo. LIBOR US + 0.950%)(a)(b)	2,892	2,834,375
VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	10,200	10,213,073
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 0.92%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	16,415,627
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45	12,986	13,323,730
Series 2012-C8, Class AFL, 1.18%, 08/15/45, (1 mo. LIBOR US + 1.000%)(a)(b)	18,999	18,958,450

Total Collaterized Mortgage Obligations — 6.5% (Cost: $381,250,347)		374,458,784

Commercial Paper

AstraZeneca PLC, 0.45%, 11/03/20(d)	31,000	30,963,024

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bayer Corp., 0.22%, 09/01/20(d)	$15,000	$14,997,133
Boeing Co. (The), 1.40%, 11/18/20(d)	42,000	41,821,617
BPCE SA, 0.39%, 07/01/21(d)	20,000	19,927,603
Ford Motor Credit Co. LLC, 3.54%, 09/25/20(d)	20,000	19,890,489
Toyota Motor Credit Corp., 0.22%, 11/04/20(d)	25,000	24,985,333

Total Commercial Paper — 2.7% (Cost: $152,243,048)		152,585,199

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	4,465	4,486,570

Aerospace & Defense — 1.6%
Boeing Co. (The), 2.13%, 03/01/22 (Call 02/01/22)	10,000	10,029,257
General Dynamics Corp., 3.00%, 05/11/21(e)	7,939	8,103,369
Northrop Grumman Corp., 2.08%, 10/15/20	40,733	40,873,134
Rolls-Royce PLC, 2.38%, 10/14/20 (Call 09/14/20)(a)	30,000	30,070,107

		89,075,867

Agriculture — 2.3%
Altria Group Inc.
2.85%, 08/09/22(e)	16,918	17,680,583
4.75%, 05/05/21	38,929	40,237,990
BAT Capital Corp.
1.01%, 08/14/20, (3 mo. LIBOR US + 0.590%)(b)	24,000	24,003,470
1.27%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(b)	10,000	10,026,120
2.76%, 08/15/22 (Call 07/15/22)	40,000	41,589,531

		133,537,694

Auto Manufacturers — 6.2%
American Honda Finance Corp.
1.95%, 05/20/22	15,773	16,201,093
2.20%, 06/27/22(e)	6,136	6,360,729
BMW Finance NV, 2.25%, 08/12/22(a)	16,350	16,851,977
BMW U.S. Capital LLC, 3.25%, 08/14/20(a)(e)	13,665	13,676,086
Daimler Finance North America LLC
0.86%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)	5,000	4,993,276
2.55%, 08/15/22(a)(e)	10,000	10,338,573
Ford Motor Credit Co. LLC
1.23%, 09/24/20, (3 mo. LIBOR US + 0.930%)(b)	15,000	14,887,500
3.16%, 08/04/20	58,995	58,995,000
3.34%, 03/28/22 (Call 02/28/22)	10,000	10,050,000
5.88%, 08/02/21	15,000	15,393,750
General Motors Financial Co. Inc.
1.62%, 06/30/22, (3 mo. LIBOR US + 1.310%)(b)	5,545	5,540,735
3.45%, 04/10/22 (Call 02/10/22)	20,000	20,564,045
3.55%, 04/09/21(e)	10,000	10,155,139
3.70%, 11/24/20 (Call 10/24/20)	25,000	25,145,532
4.20%, 03/01/21 (Call 02/01/21)	10,000	10,147,894
4.20%, 11/06/21(e)	40,000	41,398,650
Hyundai Capital America, 1.31%, 09/18/20, (3 mo. LIBOR US + 1.000%)(a)(b)	3,000	3,000,096
Nissan Motor Acceptance Corp., 0.70%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(b)	18,968	18,925,035
Volkswagen Group of America Finance LLC
2.70%, 09/26/22(a)	2,145	2,228,815
2.90%, 05/13/22(a)	50,500	52,358,293

		357,212,218

Security	Par (000)	Value

Banks — 23.7%
Australia & New Zealand Banking Group Ltd.
1.03%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(b)	$2,000	$2,012,521
4.88%, 01/12/21(a)	13,000	13,263,069
Australia & New Zealand Banking Group Ltd./New York NY, 2.70%, 11/16/20	15,000	15,105,585
Banco Santander SA, 1.39%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	9,991,847
Bank of America Corp.
0.95%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	10,000	10,026,073
1.26%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)	12,500	12,617,614
1.43%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	25,000	25,254,272
2.33%, 10/01/21 (Call 10/01/20)(f)	17,500	17,553,925
Bank of Montreal, 1.16%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	7,000	7,055,365
Bank of Nova Scotia (The), 0.94%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)	10,000	10,074,738
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)(e)	20,000	20,674,490
Barclays Bank PLC, 5.14%, 10/14/20(e)	8,170	8,234,473
Barclays PLC, 1.82%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(b)	20,000	20,048,219
BPCE SA, 3.00%, 05/22/22(a)	17,993	18,655,802
Capital One N.A., 1.42%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(b)	8,000	8,034,737
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)(e)	34,390	34,474,745
3.17%, 02/19/22 (Call 02/19/21)(f)	15,000	15,219,807
Citigroup Inc.
0.93%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	10,050,192
2.65%, 10/26/20	25,000	25,133,750
2.90%, 12/08/21 (Call 11/08/21)(e)	18,350	18,921,486
Citizens Bank N.A./Providence RI, 1.14%, 02/14/22 (Call 11/14/21), (3 mo. LIBOR US + 0.720%)(b)(e)	30,000	30,108,261
Commonwealth Bank of Australia, 2.05%, 09/18/20(a)	38,810	38,895,655
Commonwealth Bank of Australia/New York NY, 2.40%, 11/02/20	20,000	20,101,316
Cooperatieve Rabobank UA, 1.14%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,107,646
Credit Suisse AG/New York NY
2.10%, 11/12/21(e)	15,000	15,333,907
3.00%, 10/29/21(e)	35,450	36,600,446
Credit Suisse Group AG, 3.57%, 01/09/23 (Call 01/09/22)(a)	10,000	10,374,380
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20(e)	5,870	5,926,379
Danske Bank A/S, 2.75%, 09/17/20(a)	20,000	20,055,367
Deutsche Bank AG/New York NY
1.07%, 01/22/21, (3 mo. LIBOR US + 0.815%)(b)	5,000	4,990,900
4.25%, 02/04/21(e)	9,905	10,050,339
Fifth Third Bank, 0.52%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(b)	10,000	10,003,446
Goldman Sachs Group Inc. (The)
1.26%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)	5,000	5,030,009
1.35%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(b)	10,000	10,049,500

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.51%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(b)	$1,750	$1,750,648
1.54%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	4,000	4,011,614
1.60%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(b)	7,000	7,053,767
1.96%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	15,000	15,383,550
2.13%, 02/25/21, (3 mo. LIBOR US + 1.770%)(b)	10,000	10,094,026
2.88%, 02/25/21 (Call 01/25/21)	25,000	25,302,413
5.25%, 07/27/21	20,000	20,950,659
HSBC Bank PLC, 4.13%, 08/12/20(a)(e)	10,000	10,008,443
HSBC Holdings PLC
2.02%, 05/25/21, (3 mo. LIBOR US + 1.660%)(b)	10,000	10,116,321
2.56%, 03/08/21, (3 mo. LIBOR US + 2.240%)(b)	6,815	6,896,853
2.65%, 01/05/22	6,110	6,291,302
4.00%, 03/30/22(e)	8,870	9,374,602
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)(e)	15,430	16,032,922
ING Groep NV, 1.46%, 03/29/22, (3 mo. LIBOR US + 1.150%)(b)	3,500	3,537,625
JPMorgan Chase & Co.
0.92%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(b)	12,500	12,539,649
1.14%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)	10,000	10,079,413
2.78%, 04/25/23 (Call 04/25/22)(f)	10,000	10,384,623
4.25%, 10/15/20	10,000	10,078,897
Lloyds Bank PLC, 6.38%, 01/21/21	9,000	9,250,774
Mitsubishi UFJ Financial Group Inc.
0.89%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)	10,000	10,042,160
1.03%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	4,000	4,027,882
2.62%, 07/18/22	5,000	5,193,610
3.00%, 02/22/22(e)	5,000	5,190,784
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	26,010	26,141,083
Mizuho Financial Group Inc.
1.12%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	3,000	3,002,732
1.16%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)	25,000	25,014,786
1.45%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)(e)	20,000	20,191,866
Morgan Stanley
1.45%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(b)	15,000	15,060,934
1.66%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	25,000	25,393,900
2.63%, 11/17/21	30,000	30,860,761
MUFG Americas Holdings Corp., 3.50%, 06/18/22(e)	2,885	3,040,469
Natwest Group PLC, 1.86%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)	9,895	9,942,366
Regions Bank/Birmingham AL, 3.37%, 08/13/21 (Call 08/13/20)(f)	8,853	8,858,226
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	5,000	5,209,691
Santander UK Group Holdings PLC
2.88%, 10/16/20	62,600	62,909,708
2.88%, 08/05/21	17,619	18,034,825
3.13%, 01/08/21	10,000	10,115,409
Skandinaviska Enskilda Banken AB
0.82%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	10,000	10,025,945
0.96%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	15,000	15,115,249
2.63%, 11/17/20(a)(e)	20,000	20,132,905

Security	Par (000)	Value

Banks (continued)
2.63%, 03/15/21(e)	$9,900	$10,036,850
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/21)(a)(b)(f)	18,100	18,316,769
3.05%, 01/15/21(a)(e)	20,000	20,211,248
Sumitomo Mitsui Financial Group Inc., 1.08%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)(e)	4,000	3,999,999
Suncorp-Metway Ltd., 2.38%, 11/09/20(a)(e)	17,500	17,586,871
Svenska Handelsbanken AB
0.83%, 05/24/21, (3 mo. LIBOR US + 0.470%)(b)	12,500	12,540,275
2.45%, 03/30/21(e)	14,674	14,882,903
Truist Bank, 0.74%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	32,020	32,047,419
UBS AG/London
0.83%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(b)	5,000	5,005,760
1.75%, 04/21/22 (Call 03/21/22)(a)	12,680	12,945,964
UBS Group AG
1.58%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,180,164
3.49%, 05/23/23 (Call 05/23/22)(a)(e)	20,000	20,956,799
Wells Fargo & Co.
1.67%, 03/04/21, (3 mo. LIBOR US + 1.340%)(b)	30,000	30,214,427
1.99%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)	15,000	15,162,900
2.55%, 12/07/20	15,000	15,115,079
2.63%, 07/22/22(e)	15,000	15,604,002
Wells Fargo Bank N.A., 0.77%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(b)	30,000	30,119,294

		1,357,600,376

Beverages — 0.5%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	25,000	25,626,263

Biotechnology — 0.1%
Gilead Sciences Inc., 4.50%, 04/01/21 (Call 01/01/21)	8,000	8,150,882

Chemicals — 1.3%
DuPont de Nemours Inc.
1.10%, 11/15/20, (3 mo. LIBOR US + 0.710%)(b)	47,500	47,557,519
2.17%, 05/01/23	7,290	7,439,008
3.77%, 11/15/20	19,000	19,178,305
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	1,254	1,297,431

		75,472,263

Commercial Services — 0.2%
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	12,150	12,492,172

Computers — 1.3%
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)(e)	1,915	1,967,820
5.45%, 06/15/23 (Call 04/15/23)(a)(e)	25,000	27,546,542
Hewlett Packard Enterprise Co.
1.02%, 10/05/21 (Call 08/17/20), (3 mo. LIBOR US + 0.720%)(b)	20,000	20,002,640
3.60%, 10/15/20 (Call 08/17/20)(g)	10,000	10,031,658
International Business Machines Corp., 2.85%, 05/13/22(e)	15,000	15,677,752

		75,226,412

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	12,000	12,240,352

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/30/20	$20,000	$20,087,214
5.00%, 10/01/21	18,975	19,429,843
Ally Financial Inc., 4.13%, 02/13/22	25,585	26,563,784
American Express Co.
0.60%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(b)	7,750	7,753,304
1.02%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	4,019,310
1.14%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)	10,000	10,051,956
2.20%, 10/30/20 (Call 09/29/20)(e)	8,985	9,011,056
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(f)	10,000	10,183,236
Capital One Financial Corp.
0.72%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(b)	5,000	5,002,073
1.26%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	24,635	24,796,845
3.45%, 04/30/21 (Call 03/30/21)(e)	10,000	10,209,032
CDP Financial Inc., 2.13%, 06/11/21(a)(e)	10,000	10,153,710
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	53,250	53,527,851
International Lease Finance Corp., 5.88%, 08/15/22(e)	22,625	24,431,722
Ontario Teachers’ Finance Trust, 2.75%, 04/16/21(a)	10,000	10,170,900

		257,632,188

Electric — 1.0%
Duke Energy Progress LLC, 0.50%, 09/08/20, (3 mo. LIBOR US + 0.180%)(b)	9,835	9,836,308
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	14,400	14,722,148
2.90%, 04/01/22	13,665	14,235,180
3.30%, 08/15/22(e)	12,025	12,712,688
Sempra Energy, 0.78%, 01/15/21 (Call 08/31/20), (3 mo. LIBOR US + 0.500%)(b)	5,065	5,066,362

		56,572,686

Electronics — 0.2%
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	8,500	8,566,438

Environmental Control — 0.1%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)(e)	5,895	6,186,842

Food — 1.5%
Campbell Soup Co., 0.94%, 03/15/21, (3 mo. LIBOR US + 0.630%)(b)	15,000	15,009,728
Conagra Brands Inc., 0.77%, 10/09/20, (3 mo. LIBOR US + 0.500%)(b)	7,000	7,001,021
General Mills Inc.
0.81%, 04/16/21, (3 mo. LIBOR US + 0.540%)(b)	26,636	26,712,099
2.60%, 10/12/22 (Call 09/12/22)	9,135	9,542,039
Nestle Holdings Inc., 3.10%, 09/24/21 (Call 08/24/21)(a)(e)	7,000	7,209,247
Tyson Foods Inc.
0.82%, 08/21/20, (3 mo. LIBOR US + 0.450%)(b)	14,160	14,161,605
4.50%, 06/15/22 (Call 03/15/22)	7,930	8,442,294

		88,078,033

Health Care - Services — 0.9%
Anthem Inc.
2.50%, 11/21/20	25,000	25,151,972
3.13%, 05/15/22	19,425	20,330,524
Roche Holdings Inc., 1.75%, 01/28/22 (Call 12/28/21)(a)(e)	4,600	4,649,375

		50,131,871

Security	Par (000)	Value

Household Products & Wares — 0.2%
Kimberly-Clark Corp., 2.15%, 08/15/20(e)	$9,686	$9,691,481

Insurance — 0.6%
Allstate Corp. (The), 0.74%, 03/29/21, (3 mo. LIBOR US + 0.430%)(b)(e)	5,710	5,723,294
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)(e)	10,000	10,150,923
3.38%, 08/15/20	2,997	2,999,842
Marsh & McLennan Companies Inc., 1.51%, 12/29/21 (Call 08/31/20), (3 mo. LIBOR US + 1.200%)(b)	13,380	13,387,205

		32,261,264

Lodging — 0.8%
Marriott International Inc./MD
Series N, 3.13%, 10/15/21 (Call 07/15/21)	35,000	35,530,200
Series Y, 0.95%, 12/01/20, (3 mo. LIBOR US + 0.600%)(b)	10,000	9,936,579

		45,466,779

Machinery — 0.5%
Caterpillar Financial Services Corp.
0.90%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)	10,000	10,039,876
3.15%, 09/07/21	7,536	7,767,583
Caterpillar Inc., 3.90%, 05/27/21(e)	5,678	5,844,919
John Deere Capital Corp., 0.72%, 06/07/21, (3 mo. LIBOR US + 0.400%)(b)	6,480	6,497,662

		30,150,040

Manufacturing — 0.2%
General Electric Co., 3.15%, 09/07/22	10,000	10,444,012

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)(e)	55,355	58,979,418

Oil & Gas — 1.3%
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	16,543	16,677,301
Newfield Exploration Co., 5.75%, 01/30/22	28,049	28,470,578
Occidental Petroleum Corp., 1.84%, 08/15/22 (Call 08/15/20), (3 mo. LIBOR US + 1.450%)(b)	12,110	11,353,125
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	12,358	12,416,053
Shell International Finance BV, 2.25%, 11/10/20	8,139	8,180,577

		77,097,634

Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	10,000	10,258,951

Pharmaceuticals — 7.5%
AbbVie Inc.
0.72%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(b)	20,000	20,036,229
2.15%, 11/19/21(a)	25,000	25,525,570
3.38%, 09/15/20(a)	15,732	15,787,892
3.45%, 03/15/22 (Call 01/15/22)(a)	35,000	36,402,666
4.88%, 02/15/21 (Call 11/17/20)(a)	8,945	9,057,256
Bayer U.S. Finance LLC, 3.00%, 10/08/21(a)(e)	45,000	46,192,212
Becton Dickinson and Co., 1.18%, 12/29/20 (Call 08/31/20), (3 mo. LIBOR US + 0.875%)(b)	21,378	21,382,292
Bristol-Myers Squibb Co., 2.60%, 05/16/22(e)	20,000	20,818,521
Cigna Corp., 3.20%, 09/17/20	59,920	60,123,728
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(e)	15,000	15,701,661
3.35%, 03/09/21	20,000	20,360,474

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 07/20/22 (Call 05/20/22)(e)	$34,190	$36,034,908
Express Scripts Holding Co., 2.60%, 11/30/20	8,200	8,257,025
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	68,280	69,641,466
Takeda Pharmaceutical Co. Ltd.
2.45%, 01/18/22 (Call 12/17/21)(a)	10,000	10,236,287
4.00%, 11/26/21 (Call 10/26/21)	12,435	12,972,959

		428,531,146

Pipelines — 1.8%
Enterprise Products Operating LLC, 5.20%, 09/01/20	10,000	10,036,157
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21 (Call 07/01/21)	6,552	6,799,407
Kinder Morgan Inc./DE, 5.00%, 02/15/21 (Call 01/15/21)(a)	12,000	12,225,710
MPLX LP
1.21%, 09/09/21 (Call 09/09/20), (3 mo. LIBOR US + 0.900%)(b)	6,825	6,792,270
6.25%, 10/15/22 (Call 08/17/20)	2,000	2,019,137
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	16,130	16,249,799
TransCanada PipeLines Ltd., 3.80%, 10/01/20	5,127	5,153,419
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	44,174	45,988,214

		105,264,113

Retail — 0.2%
McDonald’s Corp., 2.75%, 12/09/20 (Call 11/09/20)(e)	10,843	10,913,371

Semiconductors — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21(e)	35,000	35,209,567
Broadcom Inc., 3.13%, 04/15/21(a)(e)	30,800	31,290,656

		66,500,223

Software — 0.2%
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)(e)	12,637	12,848,745

Telecommunications — 1.5%
AT&T Inc.
1.10%, 06/01/21, (3 mo. LIBOR US + 0.750%)(b)	13,250	13,306,349
1.23%, 07/15/21, (3 mo. LIBOR US + 0.950%)(b)	25,000	25,203,384
1.50%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	10,000	10,147,580
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(a)	2,907	2,943,211
Verizon Communications Inc., 1.32%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)	15,373	15,596,665
Vodafone Group PLC, 1.26%, 01/16/24, (3 mo. LIBOR US + 0.990%)(b)	20,000	20,078,380

		87,275,569

Transportation — 0.2%
Ryder System Inc., 2.80%, 03/01/22 (Call 02/01/22)(e)	5,000	5,162,184
Union Pacific Corp., 3.20%, 06/08/21	7,210	7,381,447

		12,543,631

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 07/11/22(a)	$4,901	$5,267,196

Total Corporate Bonds & Notes — 63.0% (Cost: $3,586,147,932)		3,609,542,348

U.S. Government Agency Obligations

Mortgage-Backed Securities — 2.5%
Federal Farm Credit Banks Funding Corp., 0.53%, 11/27/23	45,000	45,002,649
Federal Home Loan Mortgage Corp.
0.45%, 05/26/23 (Call 05/26/21)	30,000	30,017,517
0.55%, 05/19/23 (Call 08/19/20)	45,000	45,007,656
Federal National Mortgage Association, 0.50%, 05/25/23	25,000	25,005,592

Total U.S. Government Agency Obligations — 2.5% (Cost: $144,993,424)		145,033,414

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(h)(i)(j)	39,837	39,881,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(h)(i)	318,760	318,760,000

Total Money Market Funds — 6.3% (Cost: $358,606,572)		358,641,002

Total Investments in Securities — 100.7% (Cost: $5,760,102,744)		5,771,003,677

Other Assets, Less Liabilities — (0.7)%		(37,655,588)

Net Assets — 100.0%		$5,733,348,089

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,607,739	$14,269,263	(a)	$—	$(18,019)	$22,019	$39,881,002	39,837	$174,502	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	114,910,000	203,850,000	(a)	—	—	—	318,760,000	318,760	2,489,801		—

					$(18,019)	$22,019	$358,641,002		$2,664,303		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$1,029,137,039	$16,569,900	$1,045,706,939
Certificates of Deposit	—	85,035,991	—	85,035,991
Collaterized Mortgage Obligations	—	374,458,784	—	374,458,784
Commercial Paper	—	152,585,199	—	152,585,199
Corporate Bonds & Notes	—	3,609,542,348	—	3,609,542,348
U.S. Government Agency Obligations	—	145,033,414	—	145,033,414
Money Market Funds	358,641,002	—	—	358,641,002

	$358,641,002	$5,395,792,775	$16,569,900	$5,771,003,677

Portfolio Abbreviations - Fixed Income

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate

8